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                             ELFUN DIVERSIFIED FUND



         I, the undersigned, a duly elected officer of Elfun Diversified Fund, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 28, 2000, and (ii) the text of such amendment was filed electronically.

         IN WITNESS WHEREOF, I have signed this Certificate on this 2nd day of May, 2000.



                                ELFUN DIVERSIFIED FUND


                                By: /s/ Joseph A. Carucci
                                -------------------------
                                Name:  Joseph A. Carucci
                                Title: Assistant Secretary